ETFMG U.S. Alternative Harvest ETF
Schedule of Investments
June 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 33.9%
United States - 33.9%
Pharmaceuticals - 2.0%
Bright Green Corp. (a)	2,406,355	$2,430,419
Real Estate Investment Trusts (REITs) - 22.9%
AFC Gamma, Inc. (b)	720,415	8,969,167
Innovative Industrial Properties, Inc. (b)	255,709	18,669,314
Total Real Estate Investment Trusts (REITs)		27,638,481
Software - 1.8%
WM Technology, Inc. (a)	2,558,346	2,142,615
Specialty Retail - 7.2%
GrowGeneration Corp. (a)	2,573,780	8,750,851
Total United States		40,962,366
TOTAL COMMON STOCKS (Cost $50,729,447)		40,962,366

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 3.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.22% (c)	4,293,650	4,293,650
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $4,293,650)		4,293,650

SHORT-TERM INVESTMENTS - 66.4%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class X, 5.01% (c)	2,224,785	2,224,786
U.S. Treasury Bills - 64.5% (d)
4.90%, 07/06/2023	425,000	423,163
5.16%, 08/01/2023	3,455,000	3,439,195
5.13%, 08/03/2023	5,471,000	5,441,031
5.07%, 08/10/2023	15,000,000	14,889,283
5.26%, 08/22/2023	6,563,000	6,508,479
5.22%, 08/29/2023	2,810,000	2,808,135
5.15%, 09/07/2023	20,600,000	20,405,525
5.17%, 09/14/2023	4,586,000	4,538,060
5.21%, 09/28/2023	19,703,000	19,457,125
Total U.S. Treasury Bills		77,909,996
TOTAL SHORT-TERM INVESTMENTS (Cost $80,128,353)		80,134,782

Total Investments (Cost $135,151,450) - 103.9%		125,390,798
Liabilities in Excess of Other Assets - (3.9)%		(4,692,010)
TOTAL NET ASSETS - 100.0%		$120,698,788

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) This security or a portion of this security was out on loan at June 30, 2023.
(c) The rate shown is the seven-day yield at June 30, 2023.
(d) The rate shown is the effective yield at June 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETFMG U.S. Alternative Harvest ETF
Schedule of Total Return Swaps
June 30, 2023 (Unaudited)

Long Total Return Equity Swaps	Counterparty	Payment Frequency	Financing Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Columbia Care	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	4,553,901	-
Cresco Labs	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	8,803,282	-
Curaleaf Holdings	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	21,176,273	-
4Front Ventures	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	199,026	-
Glass House Brands	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	823,629	-
Green Thumb Industries	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	17,151,469	-
Marimed	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	919,878	-
Planet 13 Holdings	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	742,441	-
Terrascend	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	1,695,356	-
Trulieve Cannabis	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	9,978,854	-
Verano Holdings - Class A	Cowen and Company, LLC	Monthly	Overnight Bank Funding Rate Index + 1.50%	October 3, 2023	10,321,357	-
					$76,365,466	$-

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, AIEQ, HACK, IPAY, GAMR, VALT, AWAY, GERM, MJUS, MJXL, SILX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of June 30, 2023, SILJ held three fair valued securities and MJ held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

MJUS
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$40,962,366	$-	$-	$40,962,366
Short-Term Investments	2,224,786	77,909,996	-	80,134,782
Investments Purchased with Securities Lending Collateral*	-	-	-	4,293,650
Total Investments in Securities	$43,187,152	$77,909,996	$-	$125,390,798
Swap Contracts***	Level 1	Level 2	Level 3	Total
Long Total Return Equity Swap Contracts	$-	$-	$-	$-
Total Swap Contracts	$-	$-	$-	$-

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.